Document and Entity Information	9 Months Ended
Sep. 30, 2017
Document And Entity Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	Q3
Trading Symbol	TOO
Entity Registrant Name	Teekay Offshore Partners L.P.
Entity Central Index Key	0001382298
Current Fiscal Year End Date	--12-31